Feb. 27, 2026
Tax-Exempt Fund of California | The Tax-Exempt Fund of California® (Class A, C, T, F1, F2, F3)

5. The “Annual fund operating expenses” table in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for The Tax-Exempt Fund of California are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.06	0.06	0.04	0.16	0.15	0.04
Total annual fund operating expenses	0.56	1.31	0.54	0.66	0.40	0.29
[1]	Restated to reflect current fees.

Keep this supplement with your summary and statutory prospectuses.
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)